Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Advantage Global Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 1.1%
Commonwealth Bank of Australia ... 21,229 $ 2,344,395
Glencore plc ................. 314,371 1,447,876
Macquarie Group Ltd. ........... 4,010 582,052
Santos Ltd. .................. 277,348 1,231,663
5,605,986
Brazil — 0.6%
B3 SA - Brasil Bolsa Balcao ....... 673,796 1,690,108
Lojas Renner SA .............. 388,427 1,093,266
MBRF Global Foods Co. SA
(a)
..... 67,462 245,904
Pagseguro Digital Ltd. , Class A .... 16,257 162,570
3,191,848
Canada — 2.6%
Canadian Natural Resources Ltd. ... 144,507 4,620,652
Great-West Lifeco, Inc. .......... 13,712 556,481
Kinross Gold Corp. ............. 108,665 2,696,910
Power Corp. of Canada ......... 57,179 2,474,182
Suncor Energy, Inc. ............ 71,762 3,003,103
13,351,328
China — 3.7%
Alibaba Group Holding Ltd. ....... 62,900 1,406,703
BOE Technology Group Co. Ltd. , Class
A ...................... 2,227,800 1,302,510
Huatai Securities Co. Ltd. , Class A .. 231,000 707,515
OmniVision Integrated Circuits Group,
Inc. , Class A ............... 43,200 919,911
Rockchip Electronics Co. Ltd. ..... 37,400 1,190,483
SAIC Motor Corp. Ltd. , Class A
(a)
... 820,600 1,975,153
Tencent Holdings Ltd. ........... 98,700 8,410,188
Xiaomi Corp. , Class B
(a) (b) (c)
....... 457,200 3,177,516
19,089,979
France — 1.5%
AXA SA .................... 33,931 1,627,161
Danone SA .................. 26,291 2,290,821
Eiffage SA .................. 1,813 232,278
Engie SA ................... 104,211 2,240,175
Hermes International SCA ........ 289 710,662
LVMH Moet Hennessy Louis Vuitton SE 642 395,075
Thales SA ................... 1,367 432,128
7,928,300
Germany — 2.9%
Bayer AG (Registered) .......... 50,838 1,692,455
Deutsche Telekom AG (Registered) . 157,205 5,355,891
Mercedes-Benz Group AG ........ 35,125 2,213,929
Siemens Energy AG
(a)
........... 46,256 5,438,740
14,701,015
Hong Kong — 0.7%
AIA Group Ltd. ............... 377,920 3,621,972
India — 1.0%
Alkem Laboratories Ltd. ......... 2,570 157,075
Birlasoft Ltd. ................. 38,555 153,444
Dixon Technologies India Ltd.
(a) (c)
... 1,198 220,191
DLF Ltd. .................... 53,141 427,019
Infosys Ltd. .................. 90,835 1,477,384
KPIT Technologies Ltd. .......... 11,088 137,178
Larsen & Toubro Ltd. ........... 27,257 1,123,630
Lupin Ltd. ................... 20,443 441,928
Multi Commodity Exchange of India
Ltd. ..................... 4,914 431,020
SBI Life Insurance Co. Ltd.
(a) (b) (c)
.... 7,500 151,335
Security
Shares
Shares Value
India (continued)
Tata Consultancy Services Ltd. .... 12,889 $ 419,528
Voltas Ltd. .................. 9,965 151,984
5,291,716
Ireland — 0.6%
Accenture plc , Class A .......... 3,644 898,610
AerCap Holdings NV ........... 16,814 2,034,494
2,933,104
Israel — 0.3%
Check Point Software Technologies
Ltd.
(a)
.................... 6,452 1,334,983
Italy — 1.3%
Generali .................... 64,398 2,530,842
Intesa Sanpaolo SpA ........... 413,783 2,738,903
UniCredit SpA ................ 20,832 1,585,213
6,854,958
Japan — 5.6%
ENEOS Holdings, Inc. .......... 274,400 1,737,832
Fujitsu Ltd. .................. 25,400 595,842
Hitachi Ltd. .................. 23,900 633,184
Mitsui & Co. Ltd. .............. 61,100 1,517,187
Mitsui Fudosan Co. Ltd. ......... 68,300 743,521
MS&AD Insurance Group Holdings, Inc. 27,200 615,970
Murata Manufacturing Co. Ltd. ..... 132,200 2,509,692
NEC Corp. .................. 97,200 3,111,283
Nomura Holdings, Inc. .......... 70,500 516,672
NTT, Inc. ................... 673,100 703,606
Obayashi Corp. ............... 51,000 837,089
Panasonic Holdings Corp. ........ 132,200 1,434,912
Recruit Holdings Co. Ltd. ........ 19,800 1,064,525
SoftBank Corp. ............... 453,900 667,596
SoftBank Group Corp. .......... 1,200 151,417
Sony Financial Group, Inc.
(a)
...... 181,400 201,167
Sony Group Corp. ............. 179,300 5,154,284
Sumitomo Mitsui Financial Group, Inc. 117,400 3,302,799
Tokyo Electron Ltd. ............ 2,500 443,167
Toyota Motor Corp. ............ 152,800 2,934,748
28,876,493
Malaysia — 0.0%
YTL Corp. Bhd.
(a)
.............. 235,400 155,840
Norway — 0.2%
DNB Bank ASA ............... 38,012 1,036,055
Republic of Turkiye — 0.0%
Migros Ticaret A/S ............. 20,879 223,467
Russia — 0.0%
(a)(d)
Alrosa PJSC ................. 18,331 2
Mobile TeleSystems PJSC ........ 3,760 1
3
Singapore — 0.5%
DBS Group Holdings Ltd. ........ 68,300 2,708,628
South Korea — 1.3%
CJ Logistics Corp. ............. 2,511 150,755
KCC Corp. .................. 589 161,351
Kia Corp. ................... 8,292 595,174
LG Display Co. Ltd.
(a)
........... 22,514 231,151
NAVER Corp. ................ 7,234 1,388,108
Samsung Electronics Co. Ltd. ..... 49,148 2,946,439
SK Hynix, Inc. ................ 5,649 1,400,376
6,873,354

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Global Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA . 41,410 $ 797,956
Sweden — 0.3%
Telefonaktiebolaget LM Ericsson , Class
B ...................... 168,112 1,392,977
Switzerland — 1.1%
ABB Ltd. (Registered) ........... 80,570 5,830,314
Taiwan — 2.5%
Accton Technology Corp. ........ 12,000 414,975
AUO Corp. .................. 383,000 172,261
Bizlink Holding, Inc. ............ 29,286 998,600
Chroma ATE, Inc. .............. 62,000 1,183,207
Elan Microelectronics Corp. ....... 39,000 167,035
MediaTek, Inc. ................ 49,354 2,140,471
Nanya Technology Corp.
(a)
........ 118,000 284,493
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 172,000 7,471,306
12,832,348
United Kingdom — 2.1%
AstraZeneca plc .............. 9,265 1,419,408
BAE Systems plc .............. 109,172 3,038,959
Informa plc .................. 46,573 576,867
International Consolidated Airlines
Group SA ................. 200,008 1,041,711
Intertek Group plc ............. 14,911 949,144
Klarna Group plc
(a) (e)
............ 2,879 105,515
London Stock Exchange Group plc .. 3,974 455,751
Rolls-Royce Holdings plc ........ 137,406 2,208,700
Smiths Group plc .............. 28,651 908,384
10,704,439
United States — 67.7%
AbbVie, Inc. ................. 10,461 2,422,140
Adobe, Inc.
(a)
................. 8,850 3,121,837
Advanced Micro Devices, Inc.
(a)
.... 3,598 582,120
AECOM .................... 9,993 1,303,787
Alkermes plc
(a)
................ 9,336 280,080
Allstate Corp. (The) ............ 9,998 2,146,071
Alnylam Pharmaceuticals, Inc.
(a)
.... 339 154,584
Alphabet, Inc. , Class A .......... 25,918 6,300,666
Alphabet, Inc. , Class C .......... 20,729 5,048,548
Amazon.com, Inc.
(a)
............ 62,039 13,621,903
AMETEK, Inc. ................ 23,870 4,487,560
Amgen, Inc. ................. 3,800 1,072,360
Analog Devices, Inc. ............ 9,003 2,212,037
Antero Resources Corp.
(a)
........ 22,864 767,316
Apple, Inc. .................. 96,295 24,519,596
Arista Networks, Inc.
(a)
.......... 8,260 1,203,565
AT&T, Inc. ................... 102,633 2,898,356
Bank of America Corp. .......... 189,238 9,762,788
Biogen, Inc.
(a)
................ 2,654 371,772
BioMarin Pharmaceutical, Inc.
(a)
.... 3,885 210,412
Boeing Co. (The)
(a)
............. 2,359 509,143
Booking Holdings, Inc. .......... 1,052 5,680,032
BorgWarner, Inc. .............. 62,310 2,739,148
Broadcom, Inc. ............... 24,300 8,016,813
BRP, Inc. ................... 770 46,819
CarMax, Inc.
(a)
................ 17,960 805,865
Caterpillar, Inc. ............... 2,160 1,030,644
Charles Schwab Corp. (The) ...... 37,275 3,558,644
Cisco Systems, Inc. ............ 49,606 3,394,042
Citigroup, Inc. ................ 51,415 5,218,622
CME Group, Inc. , Class A ........ 18,673 5,045,258
Comcast Corp. , Class A ......... 226,419 7,114,085
Security
Shares
Shares Value
United States (continued)
Costco Wholesale Corp. ......... 4,478 $ 4,144,971
Crown Castle, Inc. ............. 9,272 894,655
CSL Ltd. .................... 1,155 151,936
Delta Air Lines, Inc. ............ 15,420 875,085
Devon Energy Corp. ............ 43,257 1,516,590
Elastic NV
(a)
................. 6,647 561,605
Eli Lilly & Co. ................ 1,709 1,303,967
Entergy Corp. ................ 13,321 1,241,384
Equinix, Inc. ................. 3,864 3,026,439
Experian plc ................. 32,436 1,629,168
FedEx Corp. ................. 11,390 2,685,876
Figma, Inc. , Class A
(a) (e)
.......... 1,865 96,737
Garmin Ltd. .................. 4,392 1,081,398
Gilead Sciences, Inc. ........... 4,704 522,144
GSK plc .................... 45,022 966,711
Honeywell International, Inc. ...... 33,016 6,949,868
Illinois Tool Works, Inc. .......... 2,862 746,295
Intel Corp.
(a)
................. 119,218 3,999,764
Intuit, Inc. ................... 4,364 2,980,219
Johnson & Johnson ............ 5,282 979,388
JPMorgan Chase & Co. ......... 30,844 9,729,123
Lam Research Corp. ........... 9,420 1,261,338
Lockheed Martin Corp. .......... 7,690 3,838,925
MasTec, Inc.
(a)
................ 10,174 2,165,129
Medtronic plc ................ 27,749 2,642,815
Meta Platforms, Inc. , Class A ...... 7,741 5,684,836
Micron Technology, Inc. .......... 17,161 2,871,378
Microsoft Corp. ............... 49,507 25,642,151
Moody's Corp. ................ 9,922 4,727,635
Morgan Stanley ............... 53,851 8,560,155
Motorola Solutions, Inc. ......... 10,497 4,800,173
Nasdaq, Inc. ................. 7,428 657,007
Netflix, Inc.
(a)
................. 2,459 2,948,144
Northrop Grumman Corp. ........ 2,403 1,464,196
Novartis AG (Registered) ........ 35,255 4,533,031
NVIDIA Corp. ................ 142,953 26,672,171
NVR, Inc.
(a)
.................. 68 546,357
Oracle Corp. ................. 7,718 2,170,610
Palantir Technologies, Inc. , Class A
(a)
10,750 1,961,015
Pfizer, Inc. .................. 317,101 8,079,733
Philip Morris International, Inc. ..... 8,509 1,380,160
PNC Financial Services Group, Inc.
(The) .................... 24,292 4,880,992
Procter & Gamble Co. (The) ...... 17,260 2,651,999
Qorvo, Inc.
(a)
................. 14,466 1,317,563
QUALCOMM, Inc. ............. 14,163 2,356,157
Regeneron Pharmaceuticals, Inc. ... 1,044 587,010
ROBLOX Corp. , Class A
(a)
........ 4,953 686,090
S&P Global, Inc. .............. 5,028 2,447,178
Salesforce, Inc. ............... 15,172 3,595,764
Shell plc .................... 116,600 4,155,745
Simon Property Group, Inc. ....... 8,370 1,570,798
Take-Two Interactive Software, Inc.
(a)
. 27,438 7,088,882
Tesla, Inc.
(a)
.................. 12,573 5,591,465
Toll Brothers, Inc. .............. 3,286 453,928
Travelers Cos., Inc. (The) ........ 5,933 1,656,612
Truist Financial Corp. ........... 70,748 3,234,599
UnitedHealth Group, Inc. ......... 5,658 1,953,707
US Bancorp ................. 49,612 2,397,748
VeriSign, Inc. ................ 10,635 2,973,227
Verizon Communications, Inc. ..... 79,487 3,493,454
Vertex Pharmaceuticals, Inc.
(a)
..... 776 303,913
Visa, Inc. , Class A ............. 10,684 3,647,304
Walmart, Inc. ................. 71,397 7,358,175

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Global Fund, Inc.

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Western Digital Corp. ........... 7,450 $ 894,447
349,633,652
Total Common Stocks — 97.8%
(Cost: $ 372,848,710 ) ............................. 504,970,715
Preferred Securities
Preferred Stocks — 0.1%
Brazil — 0.1%
ISA Energia Brasil SA (Preference) .. 32,442 150,133
Marcopolo SA (Preference) ....... 88,123 146,699
Usinas Siderurgicas de Minas Gerais S
(Preference)
(a)
.............. 189,889 150,920
447,752
Total Preferred Securities — 0.1%
(Cost: $ 469,213 ) ................................ 447,752
Total Long-Term Investments — 97 .9%
(Cost: $ 373,317,923 ) ............................. 505,418,467
Short-Term Securities
Money Market Funds — 1.4%
(f)(g)
BlackRock Cash Funds: Institutional,
SL Agency Shares , 4.26%
(h)
..... 211,890 211,995
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.01% ...... 7,006,147 7,006,147
Total Short-Term Securities — 1 .4%
(Cost: $ 7,218,154 ) .............................. 7,218,142
Total Investments — 99.3%
(Cost: $ 380,536,077 ) ............................. 512,636,609
Other Assets Less Liabilities — 0.7% ................... 3,788,003
Net Assets — 100.0% .............................. $ 516,424,612
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
All or a portion of this security is on loan.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Global Fund, Inc.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
06/30/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 211,997
(a)
$ — $ 10 $ (12) $ 211,995 211,890 $ —
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 9,845,942 — (2,839,795)
(a)
— — 7,006,147 7,006,147 66,891 —
$ 10 $ (12) $ 7,218,142 $ 66,891 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Global Fund, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ......................................................... 17 12/19/25 $ 2,368 $ (6,974)
MSCI Emerging Markets Index ................................................. 16 12/19/25 1,088 9,470
S&P 500 E-Mini Index ....................................................... 19 12/19/25 6,402 65,656
$ 68,152
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 5,605,986 $ — $ 5,605,986
Brazil ............................................... 3,191,848 — — 3,191,848
Canada ............................................. 13,351,328 — — 13,351,328
China ............................................... — 19,089,979 — 19,089,979
France .............................................. — 7,928,300 — 7,928,300
Germany ............................................ — 14,701,015 — 14,701,015
Hong Kong ........................................... — 3,621,972 — 3,621,972
India ............................................... — 5,291,716 — 5,291,716
Ireland .............................................. 2,933,104 — — 2,933,104
Israel ............................................... 1,334,983 — — 1,334,983
Italy ................................................ — 6,854,958 — 6,854,958
Japan ............................................... 201,167 28,675,326 — 28,876,493
Malaysia ............................................. — 155,840 — 155,840
Norway .............................................. — 1,036,055 — 1,036,055
Republic of Turkiye ...................................... 223,467 — — 223,467
Russia .............................................. — — 3 3
Singapore ............................................ — 2,708,628 — 2,708,628
South Korea .......................................... — 6,873,354 — 6,873,354
Spain ............................................... — 797,956 — 797,956
Sweden ............................................. — 1,392,977 — 1,392,977
Switzerland ........................................... — 5,830,314 — 5,830,314
Taiwan .............................................. — 12,832,348 — 12,832,348

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Advantage Global Fund, Inc.

Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ 105,515 $ 10,598,924 $ — $ 10,704,439
United States .......................................... 338,197,061 11,436,591 — 349,633,652
Preferred Securities ....................................... 447,752 — — 447,752
Short-Term Securities
Money Market Funds ...................................... 7,218,142 — — 7,218,142
$ 367,204,367 $ 145,432,239 $ 3 $ 512,636,609
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 75,126 $ — $ — $ 75,126
Liabilities
Equity contracts ........................................... (6,974) — — (6,974)
$ 68,152 $ — $ — $ 68,152
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
PJSC Public Joint Stock Company
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)